Subsequent Events (Details Narrative) (10-K) - USD ($)															1 Months Ended				3 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 14, 2019	Aug. 01, 2019	Jul. 29, 2019	Jul. 16, 2019	Jul. 16, 2019	Jul. 02, 2019	May 24, 2019	May 14, 2019	May 06, 2019	May 05, 2019	Apr. 10, 2019	Mar. 07, 2019	Jan. 23, 2019	Jan. 18, 2019	Jul. 31, 2019	Apr. 30, 2019	Apr. 30, 2019	Oct. 26, 2018	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Aug. 14, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 02, 2019	May 31, 2019
Repayment of other notes principal payment																	$ 710,000
Repayment of related party debt																	$ 435,000						$ 100,000
Number of shares issued for interest on other notes payable																	84,427
Number of shares issued for interest on other notes payable, value																	$ 590,989
Proceeds from related party debt																							100,000	650,000		$ 650,000	$ 300,000
Proceeds from public offering																								85,576		85,576
Debt conversion amount																							$ 548,020	$ 3,194,671		3,434,506	1,085,985
Stock issued for restricted stock, value
Paid of litigation settlement amount												$ 32,809
Stock issued during period, value, issued for services																			$ 3,500
Each Directors [Member]
Number of common stock issued for services																										1,428	714
Stock issued during period, value, issued for services																										$ 9,000	$ 4,500
Compensation description																						For past director services in lieu of cash unpaid to date: (i) directors that served as directors during the year ended December 31, 2017 will each receive shares of common stock valued at $4,500 to be priced at the price per share of the Company's public offering in connection with its uplisting (the "Uplisting Offering"), (ii) directors that served as directors during the year ended December 31, 2018 will each receive shares of common stock valued at $9,000, which shall be prorated for a partial year of service, to be priced at the price per share of the Uplisting Offering and (iii) directors that served as directors during the year ended December 31, 2019 through the date of the Uplisting Offering will each receive shares of common stock valued at $9,000, which shall be prorated for a partial year of service, to be priced at the price per share of the Uplisting Offering. Following the public offering, directors will be paid cash for the balance of 2019.
Forecast [Member] | Each Directors [Member]
Number of common stock issued for services																									714
Stock issued during period, value, issued for services																									$ 9,000
Maximum [Member]
Debt instrument stated interest rate																			12.00%				12.00%			5.00%
Debt instrument maturity term																							10 years			5 years
Employment Agreements [Member]
Proceeds from public offering																		$ 3,000,000					$ 5,000,000			$ 5,000,000
Employment Agreements [Member] | Rodney Silva [Member]
Base salary										$ 150,000
Employment Agreement [Member] | Aimee Infante [Member]
Employee bonus									$ 10,000
Employment Agreement [Member] | Aimee Infante [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares									714
Stock issued for restricted stock, value									$ 5,000,000
Employment Agreement [Member] | Aimee Infante [Member] | Maximum [Member]
Base salary									$ 150,000
Employment Agreement [Member] | Aimee Infante [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares									1,428
Employment Agreement [Member] | Aimee Infante [Member] | Subsequent Event [Member]
Base salary									$ 125,000
Cash bonus percentage									25.00%
Proceeds from public offering									$ 3,000,000
Three New Lease Agreements [Member]
Lease terms	10 years																					10 years
Operating lease, description																						These lease agreements have a monthly rent expense based on a percentage fee of eight percent of gross sales for less than $1,000,000 and ten percent of gross sales greater than $1,000,000 for each year of the agreement.
Three New Lease Agreements [Member] | Eight Percent of Gross Sales [Member]
Rent expenses																						$ 1,000,000
Three New Lease Agreements [Member] | Ten Percent of Gross Sales [Member]
Rent expenses																						1,000,000
Settlement Agreement [Member]
Operating lease, description		Pursuant to the settlement we will make three equal payments of $10,761 with the first payment to be made on August 2, 2019, the second payment is to be made on September 1, 2019 and the final payment is to be made on October 1, 2019. As of the date of the issuance of these condensed consolidated financial statements the Company made the first payment of $10,761 pursuant to the agreement.
Lessor owed amount		$ 58,522
Lessor accept full payment of damages		$ 32,283
Settlement Agreement [Member] | First Payment [Member]
Payments to lessor																												$ 10,761
Reimbursement Agreement [Member]
Accounts payable and accrued expenses														$ 81,140												81,140
Agreement payment, description														The Company shall pay the employee as follows (a) $1,750 upon execution of the agreement, (b) $1,000 a month commencing on January 25, 2019 ending May 24, 2019, (c) a onetime payment of $40,000 on the earlier of March 31, 2019 or when the Company fully received the anticipated funding from the a traunch of the 15% Senior Secured Convertible Notes and (d) on the earlier of May 31, 2019 or when the Company has fully received the anticipated funding from the second traunch of the 15% Senior Secured Convertible Notes.
Reimbursement Agreement [Member] | January 25, 2019 Ending May 24, 2019 [Member]
Accounts payable and accrued expenses														$ 1,000
Commission's Payment Agreement [Member]
Percentage of amended per share offering price in public offering									1089400.00%
Employee bonus									$ 10,894
Accounts payable and accrued expenses									$ 45,894																	45,894
Agreement payment, description									(a) $10,894 upon execution of the agreement and (b) $7,000 per month for five months starting on May 31, 2019. As of September 30, 2019 the full amount has been repaid.
Commission's Payment Agreement [Member] | Five Monthly Payments [Member]
Employee bonus																													$ 7,000
Consulting Agreement [Member]
Stock issued for restricted stock, shares						41,426									41,428
Stock issued for restricted stock, value						$ 75,000
Consulting fees							$ 5,000
Agreement, term						1 year									1 year
Payment of cash fee upon signing the agreement															$ 75,000
Number of common stock issued for services															1,642
Underwriters Agreement [Member]
Amount of public offering			$ 7,000,000
Overallotment percentage of common stock			15.00%
Letter Agreements [Member] | Board of Directors [Member]
Cash compensation				$ 9,000
Quarterly basis compensation amount				$ 2,250
Letter Agreements [Member] | Each Directors [Member]
Number of common stock issued for services					1,428
Letter agreements description					The letter agreements provide that each director will receive an annual cash fee of $9,000 as consideration for their service as a director. In addition, each director will receive 10,000 shares of common stock per year for service as director, 1,300 shares of common stock per year for service on each committee and 1,000 shares of common stock per year for service as chair for such committee. The shares of common stock for committee service will be limited to two committees.
Convertible Notes [Member]
Debt principal amount													$ 1,550,000
Debt maturity date													Jan. 24, 2020
Conversion price per share													$ 7.00
Debt instrument maturity description													The earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded.
Other Notes Payable [Member]
Debt principal amount													$ 560,000
Debt maturity date													Jan. 24, 2020
Conversion price per share													$ 7.00
Debt instrument maturity description													The Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded.														Stated interest rate of 10% per the original 60-day-term.
Repayment of other notes principal payment																	$ 560,000
Number of shares issued for interest on other notes payable																	68,475
Number of shares issued for interest on other notes payable, value																	$ 479,323
Debt instrument stated interest rate																											10.00%
Secured convertible notes debt																			$ 0				$ 0			$ 225,000
Promissory Note [Member]
Proceeds from related party debt								$ 91,000
Debt instrument stated interest rate								15.00%
Debt instrument maturity term								1 year
15% Senior Secured Convertible Notes [Member]
Proceeds from related party debt	$ 100,000
Secured convertible notes debt	$ 2,973,000																					$ 2,973,000
15% Notes [Member] | Investor [Member]
Percentage of amended per share offering price in public offering											25.00%
Percentage of amended per share offering price in public offering											17.50%
Warrant to purchase shares of common stock											309,142
Debt conversion description											The conversion price of the 15% Senior Secured Convertible Promissory Notes was amended to equal 25% of the per share offering price paid by investors in the public offering in conjunction with an uplisting to a national exchange. However, in the event the holder is required to sign a Lock-Up Agreement as part of the public offering in conjunction with an uplisting to a national exchange, then the conversion price shall be 17.5% of the per share offering price paid by investors in the public offering in conjunction with an uplisting to a national exchange.
Warrant exercisable period											5 years
Warrant exercise price per share											$ 8.40
Percentage for warrant exercise price adjusted conversion price											120.00%
Share purchase percentage, description											The Investors are entitled to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company.
12% Notes [Member]
Debt instrument maturity description																	Mature 18 months from issuance.
Debt instrument stated interest rate																12.00%	12.00%
Debt conversion description																	The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $14.00 per share (the "April 2019 Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the "Discounted Public Offering Price") is less than $14.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.
Proceeds from public offering																	$ 3,175,000
Percentage of discounted public offering																	50.00%
12% Notes [Member] | Investors [Member] | Warrants [Member]
Warrant to purchase shares of common stock																226,785	226,785
Warrant exercisable period																5 years
Percentage for warrant exercise price adjusted conversion price																115.00%
Number of warrants conversion shares of common stock percentage																50.00%